Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 29, 2020	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income Tax Disclosure [Line Items]
Effective income tax rate		0.00%	0.00%	(0.10%)	(0.10%)	(0.10%)
Valuation allowance increased amount				$ 16,700	$ 36,200	$ 29,800
Federal net operating loss carryforwards				434,700
Federal net operating loss carryforwards not expire				$ 281,900
Income tax description				As of January 31, 2021, the Company had federal and California state net operating loss ("NOL") carryforwards of $434.7 million and $229.7 million, respectively, of which $281.9 million of the federal NOL carryforwards can be carried forward indefinitely. The federal and California state net operating loss carryforwards begin to expire in 2028 and 2029, respectively. In addition, the Company had NOLs for other states of $134.7 million, which expire beginning in the year 2022.
Section 382 Ownership Change description				Under Internal Revenue Code Section 382, the Company's ability to utilize NOL carryforwards or other tax attributes such as research tax credits, in any taxable year may be limited if the Company experiences, or has experienced, an "ownership change." A Section 382 "ownership change" generally occurs if one or more stockholders or groups of stockholders, who own at least 5% of the Company's stock, increase their ownership by more than 50 percentage points over their lowest ownership percentage within a rolling three-year period.
Federal tax credits expected to expire for income tax purposes				$ 9,700
Unrecognized tax benefits				$ 9,402	$ 10,153	$ 6,884	$ 4,445
Description of Cares Act tax adjustments				The Consolidated Appropriations Act, 2021, which was enacted on December 27, 2020, has expanded, extended, and clarified selected CARES Act provisions, specifically on Paycheck Protection Program (PPP) loan and Employee Retention Tax Credit, 100% deductibility of business meals as well as other tax extenders. The Consolidated Appropriations Act did not have a material impact on the Company's tax provision for the year ended January 31, 2021.
Cares Act [Member]
Income Tax Disclosure [Line Items]
Carryback of net operating losses, Period				5 years
Removing percentage of taxable income limitation on utilization of Net Operating Loss				80.00%
Minimum [Member] | Cares Act [Member]
Income Tax Disclosure [Line Items]
Percentage of taxable income limitation				30.00%
Maximum [Member] | Cares Act [Member]
Income Tax Disclosure [Line Items]
Percentage of taxable income limitation				50.00%
CALIFORNIA
Income Tax Disclosure [Line Items]
State net operating loss carryforwards				$ 229,700
Research credit carryforwards				5,100
Net Operating Loss due to ownership changes				53,100
Description of net operating loss deductions	The legislation disallows the use of California net operating loss deductions if the taxpayer recognizes business income and its adjusted gross income is greater than $1 million. Additionally, any business credit will only offset a maximum of $5 million of California tax.
Other State [Member]
Income Tax Disclosure [Line Items]
State net operating loss carryforwards				134,700
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Research credit carryforwards				8,800
Net Operating Loss due to ownership changes				$ 40,300